Acquisition/ Deconsolidation (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	2 Months Ended	5 Months Ended	6 Months Ended	8 Months Ended	10 Months Ended	12 Months Ended
	Feb. 04, 2015	Mar. 13, 2018	Jun. 08, 2017	Jun. 30, 2017	Aug. 29, 2017	Nov. 09, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Schedule Of Equity Method Investments [Line Items]
Amounts due from related parties							$ 28,562	$ 10,545
Navios Containers repayment of seller’s credit							0	14,000	$ 0
Gain on change in control							$ 0	$ 4,068	$ 0
Number of units received							169,054,258	147,797,720
Common units outstanding							169,054,258	147,797,720
Navios Holdings
Schedule Of Equity Method Investments [Line Items]
Proceeds from Issuance of Private Placement	$ 14,967
Amounts due from related parties							$ 28,562
Navios Containers
Schedule Of Equity Method Investments [Line Items]
Investment in Navios Containers, equity method					$ 40,000
Gain on change in control					4,068
Investment in Navios Containers					43,494
Investment in Navios Containers, equity method					$ 30,000
Ownership percentage					39.90%		33.50%
Common units outstanding							11,592,276
Navios Containers | Private Placement
Schedule Of Equity Method Investments [Line Items]
Payments to acquire investments		$ 14,460	$ 30,000		$ 10,000	$ 10,000
Sale of Stock, Percentage of Ownership after Transaction			59.70%
Number of units received		2,629,095	6,000,000		2,000,000	1,818,182
Navios Containers | Warrants
Schedule Of Equity Method Investments [Line Items]
Ownership percentage upon the exercise of warrants			6.80%		6.80%	6.80%
Warrants, Expected term		5 years	5 years		5 years	5 years
Navios Containers | Private Placement
Schedule Of Equity Method Investments [Line Items]
Number of shares sold in Private Placement		5,454,546	10,057,645		10,000,000	9,090,909
Proceeds from Issuance of Private Placement		$ 30,000	$ 50,288		$ 50,000	$ 50,000
Sale of Stock, Price Per Share		$ 5.5	$ 5		$ 5	$ 5.5
Navios Holdings | Navios Containers
Schedule Of Equity Method Investments [Line Items]
Sale of Stock, Percentage of Ownership after Transaction							3.70%
Common units outstanding							1,263,276
Navios Containers Vessels | Navios Containers
Schedule Of Equity Method Investments [Line Items]
Number Of Vessels Acquired			5
Containership Capacity			4,250
Purchase price			$ 64,000
Navios Containers Vessels | Navios Containers | Private Placement
Schedule Of Equity Method Investments [Line Items]
Proceeds from Issuance of Private Placement			40,000
Navios Containers Vessels | Navios Containers | Financed through sellers credit
Schedule Of Equity Method Investments [Line Items]
Amounts due from related parties			$ 24,000
Interest rate description							LIBOR plus 375 bps
Interest rate percentage							37.50%
Navios Containers repayment of seller’s credit				$ 10,000	$ 14,000